Leases - Maturity Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	$ 30
2026	25
2027	18
2028	14
2029	12
Thereafter	27
Total lease payments	126
Less: Imputed interest	(19)
Present value of lease liabilities	107
Finance Leases
2025	8
2026	7
2027	5
2028	2
2029	1
Thereafter	0
Total lease payments	23
Less: Imputed interest	(2)
Present value of lease liabilities	21
Total
2025	38
2026	33
2027	23
2028	16
2029	13
Thereafter	28
Total lease payments	149
Less: Imputed interest	(21)
Present value of lease liabilities	$ 128	$ 131